National Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
           Standard Amount
           & Poor's (000's
Moody's           omitted)     Security                      Value
---------------------------------------------------------------------------

Assisted Living -- 1.2%
---------------------------------------------------------------------------
 NR        NR       $1,000     New Jersey Economic
                               Development Authority,
                               (Chelsea at East
                               Brunswick), (AMT),
                               8.00%, 10/1/07                $ 1,107,710
---------------------------------------------------------------------------
                                                             $ 1,107,710
---------------------------------------------------------------------------

Cogeneration -- 4.3%
---------------------------------------------------------------------------
 NR        BBB      $  650     Eastern Connecticut
                               Resource Recovery
                               Authority, (Wheelabrator
                               Lisbon), (AMT), 5.50%,
                               1/1/20                        $   643,435

 NR        BBB-      1,120     New Jersey EDA,
                               (Trigen-Trenton), (AMT),
                               6.10%, 12/1/05                  1,207,102

 NR        BB+       1,250     New Jersey EDA, (Vineland
                               Cogeneration) (AMT),
                               7.875%, 6/1/19                  1,376,313

 NR        NR          500     Palm Beach County, FL,
                               Okeelanta Power Project,
                               (AMT),
                               6.85%, 2/15/21                    400,000

 NR        NR          500     Palm Beach County, FL,
                               Osceola Power Project,
                               (AMT),
                               6.95%, 1/1/22                     395,000
---------------------------------------------------------------------------
                                                             $ 4,021,850
---------------------------------------------------------------------------

Colleges and Universities -- 1.2%
---------------------------------------------------------------------------
 Aa        AA-      $1,700     University of Illinois,
                               0.00%, 4/1/15                 $   707,948

 Aa        AA-       1,000     University of Illinois,
                               0.00%, 4/1/16                     394,140
---------------------------------------------------------------------------
                                                             $ 1,102,088
---------------------------------------------------------------------------

Economic Development Revenue -- 1.0%
---------------------------------------------------------------------------
 NR        BB-      $  950     Michigan State Strategic
                               Fund, 6.25%, 8/1/12           $   981,065
---------------------------------------------------------------------------
                                                             $   981,065
---------------------------------------------------------------------------

Education -- 1.2%
---------------------------------------------------------------------------
 Ba1       NR       $1,000     New Hampshire Higher
                               Education and Health
                               Facilities Authority
                               (Colby-Sawyer College),
                               7.20%, 6/1/12                 $ 1,086,240
---------------------------------------------------------------------------
                                                             $ 1,086,240
---------------------------------------------------------------------------

Escrowed / Prerefunded -- 10.7%
---------------------------------------------------------------------------
 Aaa       AAA      $1,500     Grand Ledge, MI, Public
                               School District, (MBIA),
                               Prerefunded to 5/1/04,
                               7.875%, 5/1/11                $ 1,809,690

 NR        NR        3,500     Maricopa County, AZ, IDA,
                               Multifamily, 6.45%, 1/1/17      3,954,964

 NR        NR          990     Maricopa County, AZ, IDA,
                               Multifamily, 7.876%, 1/1/11     1,194,683

 Aaa       NR        3,000     Massachusetts Turnpike
                               Authority, 5.00%, 1/1/20/(1)/   2,990,759
---------------------------------------------------------------------------
                                                             $ 9,950,096
---------------------------------------------------------------------------

General Obligations -- 11.7%
---------------------------------------------------------------------------
 Baa2      BBB+     $4,000     Detroit, MI, 6.50%,
                               4/1/02/(2)/                   $ 4,306,559

 Aa1       AA+         750     Ohio State, 0.00%, 8/1/08         468,068

 NR        NR        1,800     Pennsylvania Economic
                               Development Financing
                               Authority, (Resource
                               Recovery for Northampton),
                               6.75%, 1/1/07                   1,966,824

 Baa1      A         1,500     Puerto Rico Aqueduct and
                               Sewer Authority, 5.00%,
                               7/1/15                          1,474,365

 NR        NR        2,540     Youngstown, OH, County
                               School District, 6.40%,
                               7/1/00                          2,633,802
---------------------------------------------------------------------------
                                                             $10,849,618
---------------------------------------------------------------------------

Hospitals -- 10.0%
---------------------------------------------------------------------------
 NR        NR       $1,900     Colorado Health Facilities
                               Authority, (Steamboat
                               Springs Health),
                               5.00%, 9/15/03                $ 1,914,839

 NR        NR          500     Colorado Health Facilities
                               Authority, (Steamboat
                               Springs Health),
                               5.30%, 9/15/09                    500,625

 Baa3      NR        1,340     Massachusetts Health and
                               Educational Facilities
                               Authority,
                               (Milford-Whitinsville
                               Hospital), Series B,
                               7.125%, 7/15/02                 1,427,328
---------------------------------------------------------------------------
 NR        BBB         500     Michigan State Hospital
                               (Gratiot Community
                               Hospital),
                               6.10%, 10/1/07                    539,310
---------------------------------------------------------------------------
 NR        BB-         500     New Hampshire Higher
                               Educational And Health
                               Facilities Authority,
                               (Littleton Hospital
                               Association), 5.45%, 5/1/08       502,865




                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                      Value
---------------------------------------------------------------------------

Hospitals (continued)
---------------------------------------------------------------------------
 NR        BBB-     $1,390     New Hampshire Higher
                               Educational And Health
                               Facilities Authority,
                               (Monadnock Community
                               Hospital), 5.60%, 10/1/12     $ 1,412,991

 Baa       BBB-      1,830     Richardson, TX, Hospital
                               Authority, (Richardson
                               Medical Center),
                               6.50%, 12/1/12                  1,969,867

 NR        BBB         500     Valley, AL, Special Tax
                               Care Facilities Financing
                               Authority, (Lanier Memorial
                               Hospital), 5.45%, 11/1/11         502,320

 NR        BBB         530     Valley, AL, Special Tax
                               Care Facilities Financing
                               Authority, (Lanier Memorial
                               Hospital), 5.50%, 11/1/07         546,902
---------------------------------------------------------------------------
                                                             $ 9,317,047
---------------------------------------------------------------------------

Housing -- 5.8%
---------------------------------------------------------------------------
 A2        NR       $1,005     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Mattoon Tower),
                               (Section 8), 6.35%, 7/1/10    $ 1,045,059

 Baa3      NR        1,035     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Rome Meadows),
                               6.40%, 2/1/03                   1,065,129

 Baa3      NR        1,145     Illinois Development
                               Finance Authority, Elderly
                               Housing, (Rome Meadows),
                               6.65%, 2/1/06                   1,187,239

 Aa2       AA        2,000     Wisconsin Housing and
                               Economic Development
                               Authority, (Home
                               Ownership), (AMT), 6.45%,
                               9/1/27                          2,137,560
---------------------------------------------------------------------------
                                                             $ 5,434,987
---------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 18.1%
---------------------------------------------------------------------------
 NR        NR       $  690     Austin, TX (Cargoport
                               Development LLC) (AMT),
                               7.50%, 10/1/07                $   735,071

 NR        NR          455     Austin, TX (Cargoport
                               Development LLC) (AMT),
                               8.30%, 10/1/21                    506,602

 A1        NR        1,060     Boise, ID, (Western Trailer
                               Co.), (LOC: First Security
                               Bank), (AMT),
                               5.05%, 9/1/06                   1,047,439

 NR        BBB-      1,000     Clark County, NV, (Nevada
                               Power Co.), (AMT), 5.90%,
                               10/1/30                         1,026,170

 A3        A-        1,000     Columbus, NC (International
                               Paper Co.), 5.80%, 12/1/16      1,048,340

 A3        A-          750     Essex County, NY, LOC,
                               (International Paper Co.),
                               (AMT), 5.70%, 7/1/16              800,850

 NR        NR          900     Iowa Finance Authority,
                               Commercial Development
                               Revenue, (Southbridge
                               Mall), 6.375%, 12/1/13            906,129

 NR        NR        3,445     Jackson, TN, Solid Waste
                               Disposal (Owens-Corning
                               Fiberglass), (AMT), 6.25%,
                               3/31/04/(2)/                    3,564,472

 A3        A-          500     Jones County,
                               (International Paper Co.),
                               5.80%, 10/1/21                    514,810

 NR        NR          500     Kimball, NE, EDA, (Clean
                               Harbors Inc.) (AMT),
                               10.75%, 9/1/26                    549,765

 NR        NR        1,000     New Jersey EDA, (Holt
                               Hauling), 7.90%, 3/1/27         1,142,860

 NR        NR          750     Ohio Solid Waste Revenue,
                               (Republic Engineered Steels
                               Inc.), (AMT), 9.00%, 6/1/21       808,665

 NR        BBB-      2,000     Pennsylvania Economic
                               Development Financing
                               Authority, (Resources
                               Recovery - Culver Project),
                               (AMT), 7.05%, 12/1/10           2,227,220

 NR        NR          500     Robbins, IL, Resources
                               Recovery, (AMT), 8.375%,
                               10/15/10                          523,575

 NR        NR        1,330     Santa Fe, NM (Crow Hobbs),
                               8.25%, 9/1/05                   1,391,193
---------------------------------------------------------------------------
                                                             $16,793,161
---------------------------------------------------------------------------

Insured-Colleges and Universities -- 0.2%
---------------------------------------------------------------------------
 Aaa       AAA      $  500     Southern Illinois
                               University, Housing and
                               Auxiliary Facilities,
                               (MBIA), 0.00%, 4/1/17         $   186,100
---------------------------------------------------------------------------
                                                             $   186,100
---------------------------------------------------------------------------

Insured-General Obligations -- 1.6%
---------------------------------------------------------------------------
 Aaa       AAA      $  500     Kalamazoo, MI, (MBIA),
                               5.40%, 5/1/14                 $   528,720

 Aaa       AAA       1,000     Willow Run, MI, Community
                               School District, (AMBAC),
                               5.00%, 5/1/16                     984,750
---------------------------------------------------------------------------
                                                             $ 1,513,470
---------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                      Value
---------------------------------------------------------------------------

Insured-Housing -- 2.5%
---------------------------------------------------------------------------
 Aaa       AAA      $2,115     Massachusetts HFA,
                               (Harborpoint Development),
                               (AMBAC), (AMT), 6.20%,
                               12/1/10                       $ 2,290,630
---------------------------------------------------------------------------
                                                             $ 2,290,630
---------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 0.6%
---------------------------------------------------------------------------
 Aaa       AAA      $  260     Arkansas Development
                               Finance Authority, (ADFA
                               Guaranty Program), (AMBAC),
                               (AMT), 5.40%, 11/1/12         $   261,227
 Aaa       AAA         260     Arkansas Development
                               Finance Authority, (AEDC
                               Guaranty Program), (AMBAC),
                               (AMT), 5.40%, 11/1/12             261,227
---------------------------------------------------------------------------
                                                             $   522,454
---------------------------------------------------------------------------

Insured-Special Tax Revenue -- 0.6%
---------------------------------------------------------------------------
 Aaa       AAA      $  500     George L. Smith, (Georgia
                               World Congress Center -
                               Domed Stadium Project),
                               (MBIA), (AMT),
                               6.00%, 7/1/06/(3)/            $   527,020
---------------------------------------------------------------------------
                                                             $   527,020
---------------------------------------------------------------------------

Insured-Transportation -- 1.1%
---------------------------------------------------------------------------
 Aaa       AAA      $1,000     Chicago, IL (O'Hare
                               International Airport),
                               (AMBAC), 5.50%, 1/1/16        $ 1,020,660
---------------------------------------------------------------------------
                                                             $ 1,020,660
---------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 0.6%
---------------------------------------------------------------------------
 Baa3      NR       $  500     Mashantucket Western Pequot
                               Tribe, CT, 5.55%, 9/1/08      $   525,410
---------------------------------------------------------------------------
                                                             $   525,410
---------------------------------------------------------------------------

Life Care -- 4.0%
---------------------------------------------------------------------------
 NR        NR       $1,065     Florence, KY, Housing
                               Facilities, (Bluegrass
                               Housing),
                               7.25%, 5/1/07                 $ 1,134,470
 NR        NR        2,000     Illinois Health Facilities
                               Authority, (Lutheran Social
                               Services),
                               6.125%, 8/15/10                 2,090,160
 NR        NR          475     Vermont State Industrial
                               Development Authority,
                               (Wake Robins),
                               8.00%, 4/1/99                     478,392
---------------------------------------------------------------------------
                                                             $ 3,703,022
---------------------------------------------------------------------------

Miscellaneous -- 0.6%
---------------------------------------------------------------------------
 NR        NR       $  600     Tax Revenue Exempt
                               Securities Trust, Community
                               Health Provider, (Pooled
                               Loan Program Various States
                               Trust Certificates), 6.00%,
                               12/1/36                       $   605,010
---------------------------------------------------------------------------
                                                             $   605,010
---------------------------------------------------------------------------

Nursing Homes -- 11.7%
---------------------------------------------------------------------------
 NR        NR       $1,105     Arizona Health Facilities
                               Authority Assisted Living
                               Facilities, (Mesa), 7.625%,
                               1/1/06                        $ 1,141,399
 NR        A+        3,500     California Statewide
                               Communities Development
                               Corporation, (Pacific
                               Homes), 5.90%, 4/1/09           3,724,559
 NR        NR          650     Citrus County, FL,
                               Industrial Development
                               Authority, (Beverly
                               Enterprises), 5.00%,
                               4/1/03/(3)/                       650,572
 NR        NR        1,000     Clovis, NM, Industrial
                               Development Revenue,
                               (Retirement Ranches, Inc.),
                               7.75%, 4/1/19                   1,022,420
 NR        NR          850     Fairfield, OH, EDR,
                               (Beverly Enterprises),
                               8.50%, 1/1/03                     926,798
 NR        NR        1,500     Massachusetts Industrial
                               Finance Agency, Health Care
                               Facilities, (Age Institute
                               of Massachusetts),
                               7.60%, 11/1/05                  1,605,300
 NR        NR        1,550     Saint Tammany Public Trust
                               Finance Authority, LA
                               (Christwood),
                               8.75%, 11/15/05                 1,799,287
---------------------------------------------------------------------------
                                                             $10,870,335
---------------------------------------------------------------------------

Pooled Loans -- 4.6%
---------------------------------------------------------------------------
 Aa2       NR       $1,900     Arizona Educational Loan
                               Marketing Corp., (AMT),
                               6.25%, 6/1/06                 $ 2,076,130
 A         NR        1,000     Arizona Student Loan
                               Acquisition Authority,
                               (AMT), 7.625%, 5/1/10           1,112,750
 A         NR        1,000     Arkansas State Student Loan
                               Authority, (AMT), 6.25%,
                               6/1/10                          1,056,120
---------------------------------------------------------------------------
                                                             $ 4,245,000
---------------------------------------------------------------------------


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                      Value
---------------------------------------------------------------------------
Transportation -- 6.7%
---------------------------------------------------------------------------
 Baa1      BBB      $2,000     Denver, CO City and County
                               Airport, (AMT), 7.00%,
                               11/15/99                      $ 2,094,760

 NR        NR        1,225     Eagle County, CO, Airport
                               Terminal Corp. (American
                               Airlines), (AMT), 6.75%,
                               5/1/06                          1,309,268

 NR        NR          900     Los Angeles, CA, Regional
                               Airport Improvement
                               Corporate Lease,
                               (TransWorld Airlines),
                               6.125%, 5/15/00                   900,117

 NR        NR          260     Memphis-Shelby County, TN
                               Airport Authority, 6.125%,
                               12/1/16                           266,578

 Baa2      BBB         500     Memphis-Shelby County, TN,
                               (Federal Express Co.),
                               5.35%, 9/1/12                     512,115

 NR        NR        1,000     Northwest Arkansas Regional
                               Airport Authority, (AMT),
                               7.625%, 2/1/27                  1,154,370
---------------------------------------------------------------------------
                                                             $ 6,237,208
---------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $87,240,993)                            $92,890,181
---------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk of such economic developments, at March 31, 1998, 8.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.3% to 5.2% of total investments.

At March 31, 1998, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:
    Arizona                                                10%
    Michigan                                               10%
    Others, representing less than 10% individually        80%


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(2)/ Security has been segregated to cover when-issued securities.
/(3)/ When-issued security.



                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1998
Assets
---------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $87,240,993)                           $92,890,181
Cash                                                                 459
Receivable for investments sold                                   20,000
Interest receivable                                            1,720,255
Deferred organization expenses (Note 1D)                             219
---------------------------------------------------------------------------

Total assets                                                 $94,631,114
---------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)                 $ 1,173,564
Demand note payable (Note 3)                                     297,000
Payable for daily variation margin on open
    financial futures contracts (Notes 1E and 6)                  21,562
Payable to affiliate for Trustees' fees (Note 2)                   1,945
Accrued expenses                                                   9,783
---------------------------------------------------------------------------

Total liabilities                                            $ 1,503,854
---------------------------------------------------------------------------

Net Assets applicable to investors' interest in Portfolio    $93,127,260
---------------------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals      $87,497,879
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                           5,629,381
---------------------------------------------------------------------------

Total                                                        $93,127,260
---------------------------------------------------------------------------


Statement of Operations

For the Year Ended
March 31, 1998
Investment Income (Note 1B)
---------------------------------------------------------------------------
Interest income                                              $ 5,904,500
---------------------------------------------------------------------------

Total investment income                                      $ 5,904,500
---------------------------------------------------------------------------


Expenses
---------------------------------------------------------------------------
Investment adviser fee (Note 2)                              $   466,594
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                     7,331
Custodian fee (Note 1H)                                           57,976
Legal and accounting services                                     21,214
Amortization of organization expenses (Note 1D)                    2,468
Miscellaneous                                                     27,479
---------------------------------------------------------------------------

Total expenses                                               $   583,062
---------------------------------------------------------------------------

Deduct --
    Reduction of custodian fee (Note 1H)                     $    12,223
---------------------------------------------------------------------------

Total expense reductions                                     $    12,223
---------------------------------------------------------------------------


Net expenses                                                 $   570,839
---------------------------------------------------------------------------


Net investment income                                        $ 5,333,661
---------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
---------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $ 1,034,776
    Financial futures contracts                               (1,196,652)
---------------------------------------------------------------------------
Net realized loss on investment transactions                 $  (161,876)
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                      $ 4,827,994
    Financial futures contracts                                 (158,570)
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $ 4,669,424
    of investments
---------------------------------------------------------------------------

Net realized and unrealized gain on investments              $ 4,507,548
---------------------------------------------------------------------------

Net increase in net assets from operations                   $ 9,841,209
---------------------------------------------------------------------------



                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                 Year Ended            Year Ended
in Net Assets                       March 31, 1998        March 31, 1997
----------------------------------------------------------------------------
From operations --
    Net investment income             $  5,333,661          $   6,518,710
    Net realized loss on
        investment transactions           (161,876)            (1,129,741)
    Net change in unrealized
        appreciation (depreciation)
        of investments                   4,669,424               (150,139)
----------------------------------------------------------------------------

Net increase in net assets
    from operations                   $  9,841,209          $   5,238,830
----------------------------------------------------------------------------
Capital transactions --
    Contributions                     $ 44,850,231          $   8,914,088
    Withdrawals                        (64,067,696)           (46,425,770)
----------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions         $(19,217,465)         $ (37,511,682)
----------------------------------------------------------------------------

Net decrease in net assets            $ (9,376,256)         $ (32,272,852)
----------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------
At beginning of year                  $102,503,516          $ 134,776,368
----------------------------------------------------------------------------
At end of year                        $ 93,127,260          $ 102,503,516
----------------------------------------------------------------------------

National Limited Maturity Municipals Portfolio as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                     Year Ended March 31,
                                               --------------------------------------------------------------------------------
                                                   1998             1997             1996             1995             1994*
-------------------------------------------------------------------------------------------------------------------------------


Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                     0.60%            0.60%            0.57%            0.53%            0.52%+
Expenses after custodian fee reduction             0.59%            0.58%            0.56%             --               --
Net investment income                              5.53%            5.45%            5.08%            5.02%            4.74%+
Portfolio Turnover                                   41%              68%              68%              56%              21%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)         $93,127        $ 102,504        $ 134,776        $ 169,621        $ 177,842
-------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
*   For the period from the start of business, May 3, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.



                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies

-------------------------------------------------------------------------------
    National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

National Limited Maturity Municipals Portfolio as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

    I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    J Other -- Investment transactions are accounted for on a trade date basis.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1998, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $466,594. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1998, no significant amounts have been deferred.

3   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4   Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $39,870,169 and $55,540,077, respectively, for the year ended March 31, 1998.

5   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                         $    87,240,993
    ----------------------------------------------------------------------------

    Gross unrealized appreciation                          $     5,673,416

    Gross unrealized depreciation                                  (24,228)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                            $     5,649,188
    ----------------------------------------------------------------------------


6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 1998 were as follows:


       Futures
       Contracts                                           Net Unrealized
       Expiration Date   Contracts               Position  Appreciation
      ---------------------------------------------------------------------
       6/98              46 U.S. Treasury Bonds  Short     $      19,807
      ---------------------------------------------------------------------

National Limited Maturity Municipals Portfolio as of March 31, 1998

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
National Limited Maturity Municipals Portfolio:
-------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Limited Maturity Municipals Portfolio as of March 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997 and the supplementary data for each of the years in the four-year period ended March 31, 1998 and for the period from the start of business, May 3, 1993, to March 31, 1994. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1998 by correspondence with the custodian and brokers; where replies were not received, alternative procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio at March 31, 1998, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                  DELOITTE & TOUCHE LLP
                                  Boston, Massachusetts
                                  May 1, 1998

National Limited Maturity Municipals Portfolio as of March 31, 1998 INVESTMENT MANAGEMENT


National Limited Maturity Municipals Portfolio


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant